Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,578,825.00
Total Fee Amount	137.36
Total Offset Amount	0.00
Net Fee	$ 137.36
Offering Table N/A
Offset Table N/A	N/A